Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets accumulated cost and amortization
	2020			2019
	Computer software/ licenses	Work in progress*	Total	Computer software/ licenses	Work in progress*	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Cost
Beginning balance	1,191	3,832	5,023	1,184	2,840	4,024
Additions	1,423	138	1,561	7	992	999
Transfers	3,970	(3,970)	—	—	—	—
Ending balance	6,584	—	6,584	1,191	3,832	5,023

Amortization
Beginning balance	1,137	—	1,137	1,088	—	1,088
Additions	737	—	737	49	—	49
Ending balance	1,874	—	1,874	1,137	—	1,137
Net carrying amount	4,710	—	4,710	54	3,832	3,886

*        Effective 1 April 2020, the Group has fully implemented a new core insurance system and transferred the work in progress amount to the software and licenses account within intangible assets.